BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 30,899,168
2019	35,972,752
2020	33,820,812
2021	24,598,212
2022	15,375,612
2023	3,820,844
Total	$ 144,487,400